Reconciliation of Accrued Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 163	$ 171
Foreign currency adjustment	0	(8)
Ending balance	$ 163	$ 163